Expense Example - VIPFreedomFunds-InitialServiceService2ComboPRO - VIPFreedomFunds-InitialServiceService2ComboPRO - VIP Freedom 2030 Portfolio	Apr. 29, 2023 USD ($)
VIP Freedom 2030 Portfolio - Initial Class
Expense Example:
1 year	$ 55
3 years	173
5 years	302
10 years	677
VIP Freedom 2030 Portfolio - Service Class
Expense Example:
1 year	65
3 years	205
5 years	357
10 years	798
VIP Freedom 2030 Portfolio - Service Class 2
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	$ 978